Summary of Significant Accounting Policies (Details Narrative) $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Jan. 01, 2023 CNY (¥)	Oct. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($) Segment $ / shares	Dec. 31, 2024 CNY (¥) Segment	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 CNY (¥)	Nov. 15, 2022 $ / shares	Aug. 15, 2022 $ / shares
Shares issued per share | $ / shares			$ 1.00					$ 0.00001	$ 0.00001
Convenience translation rate USD to RMD			7.2993				7.2993
Restricted cash					¥ 100		¥ 1,281
Due to litigation				¥ 1,200
Promotional service fee		¥ 330
Investment income from short-term investments			$ 3	23		¥ 500
Cumulative-effect adjustment to shareholders' equity					617
Accounts receivable			8,365		28,144		61,059
Allowance of doubtful accounts					23,594		20,007
Contract liabilities			$ 2,179		13,552		¥ 15,906
Employee social benefits				¥ 1,174	1,326	1,021
VAT percentage for services			6.00%	6.00%
Profit appropriation to general reserve fund and statutory surplus				¥ 4,042	¥ 8,491	¥ 4,800
Number of operating segments | Segment			1	1
Accounting Standards Update 2016-13 [Member]
Cumulative-effect adjustment to shareholders' equity	¥ 617